Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxation
Balance at the beginning of the period	$ (2,854)	$ (1,371)	$ (577)
Taxation expense	1,019	224	390
Other comprehensive income	(40)	160	(127)
Additions through business combinations		(1,777)	(977)
Exchange	69	(79)	(80)
Other movements		(11)
Balance at the end of the period	$ (1,806)	(2,854)	(1,371)
Minimum
Taxation
Unused tax losses and unused tax credits, expiry term	1 year
Maximum
Taxation
Unused tax losses and unused tax credits, expiry term	20 years
United Kingdom
Taxation
Net deferred tax asset		743
ZS Pharma
Taxation
Additions through business combinations			(977)
Acerta Pharma
Taxation
Additions through business combinations		(1,777)
Intangibles, property, plant & equipment
Taxation
Balance at the beginning of the period	$ (5,149)	(3,261)	(2,478)
Taxation expense	1,393	(132)	355
Other comprehensive income	(84)	83	80
Additions through business combinations		(1,827)	(1,206)
Exchange	(12)	(1)	(12)
Other movements		(11)
Balance at the end of the period	(3,852)	(5,149)	(3,261)
Pension and post-retirement benefits
Taxation
Balance at the beginning of the period	465	427	628
Taxation expense	(8)	11	30
Other comprehensive income	9	101	(198)
Exchange	43	(74)	(33)
Balance at the end of the period	509	465	427
Intercompany inventory transfers
Taxation
Balance at the beginning of the period	1,014	738	630
Taxation expense	(231)	314	156
Exchange	48	(38)	(48)
Balance at the end of the period	831	1,014	738
Untaxed reserves
Taxation
Balance at the beginning of the period	(697)	(692)	(578)
Taxation expense	159	(53)	(156)
Exchange	(62)	48	42
Balance at the end of the period	(600)	(697)	(692)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period	1,004	804	525
Taxation expense	(128)	151	58
Additions through business combinations		50	229
Exchange	30	(1)	(8)
Balance at the end of the period	906	1,004	804
Accrued expenses and other
Taxation
Balance at the beginning of the period	509	613	696
Taxation expense	(166)	(67)	(53)
Other comprehensive income	35	(24)	(9)
Exchange	22	(13)	(21)
Balance at the end of the period	$ 400	$ 509	$ 613